Stock Options and Stock-based Compensation (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Nonvested, at the Begining	1,077,167	872,333	872,333	1,527,896
Shares, Granted	2,105,843		807,292	69,583
Shares, Forfeited	(156,250)		550,000	145,000
Shares, Vested	(343,542)		52,458	580,146
Shares, Nonvested at the End	2,683,218		1,077,167	872,333
Weighted Average Grant-date Fair Value, Nonvested, at the Begining	$ 0.467	$ 0.441	$ 0.441	$ 0.437
Weighted Average Grant-date Fair Value, Granted	$ 0.207	$ 0.112	$ 0.219	$ 0.561
Weighted Average Grant-date Fair Value, Forfeited	$ 0.826		$ 0.675	$ 0.425
Weighted Average Grant-date Fair Value, Vested	$ 0.676		$ 0.894	$ 0.467
Weighted Average Grant-date Fair Value, Nonvested at the End	$ 0.266		$ 0.467	$ 0.441